Document and Entity Information	Aug. 11, 2022
Cover [Abstract]
Entity Registrant Name	8X8 INC /DE/
Amendment Flag	false
Entity Central Index Key	0001023731
Document Type	8-K
Document Period End Date	Aug. 11, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-38312
Entity Tax Identification Number	77-0142404
Entity Address, Address Line One	675 Creekside Way
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	(408)
Local Phone Number	727-1885
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	EGHT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false